Accumulated Other Comprehensive Loss (Tables)	12 Months Ended
Mar. 31, 2019
Equity [Abstract]
Accumulated Other Comprehensive Loss
During the year ended 31 March 2019 there were the following reclassifications out of Accumulated other comprehensive loss:

(Millions of US dollars)	Cash Flow Hedges	Foreign Currency Translation Adjustments	Total
Balance at 31 March 2018	$0.3	$(1.6)	$(1.3)
Other comprehensive loss	(0.1)	(28.9)	(29.0)
Balance at 31 March 2019	$0.2	$(30.5)	$(30.3)